JANUARY 13, 2026
SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:
THE HARTFORD INTERNATIONAL VALUE FUND SUMMARY PROSPECTUS
DATED FEBRUARY 28, 2025, AS SUPPLEMENTED TO DATE
HARTFORD INTERNATIONAL/GLOBAL EQUITY FUNDS PROSPECTUS
DATED FEBRUARY 28, 2025, AS SUPPLEMENTED TO DATE
This Supplement contains new and additional information regarding The Hartford International Value Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.
(1) James H. Shakin, CFA and Andrew M. Corry, CFA announced their plans to retire and withdraw from the partnership of Wellington Management Company LLP’s parent company, and effective December 31, 2026, they will no longer serve as portfolio managers for The Hartford International Value Fund (the “Fund”). Tarit Rao-Chakravorti, Tyler J. Brown, CFA, and Keith E. White will remain as portfolio managers for the Fund. Accordingly, effective immediately, under the headings “Management” in the above referenced Summary Prospectus and “The Hartford International Value Fund Summary Section - Management” in the above referenced Statutory Prospectus, the portfolio manager table is deleted in its entirety and replaced with the following:
Portfolio Manager	Title	Involved with Fund Since
James H. Shakin, CFA*	Senior Managing Director and Equity Portfolio Manager	2013
Andrew M. Corry, CFA*	Senior Managing Director and Equity Portfolio Manager	2013
Tarit Rao-Chakravorti	Senior Managing Director and Equity Portfolio Manager	2018
Tyler J. Brown, CFA	Senior Managing Director and Equity Portfolio Manager	2022
Keith E. White	Senior Managing Director and Equity Portfolio Manager	2024
*
James H. Shakin, CFA and Andrew M. Corry, CFA announced their plans to retire and withdraw from the partnership of Wellington Management’s parent company, and effective December 31, 2026, they will no longer serve as portfolio managers for the Fund. Messrs. Shakin’s and Corry’s portfolio management responsibilities for the Fund will transition to Tarit Rao-Chakravorti, Tyler J. Brown, CFA, and Keith E. White in the months leading up to their departure.
(2) Under the heading “The Investment Manager and Sub-Advisers –  Portfolio Managers –  International Value Fund” in the above referenced Statutory Prospectus, the following information is added:
Effective December 31, 2026, Messrs. Shakin and Corry will no longer serve as portfolio managers for the Fund.
This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.
HV-7764
January 2026